Annual Fund Operating Expenses (Invesco Van Kampen Leaders Fund)	12 Months Ended
	May 02, 2011
Class A, Invesco Van Kampen Leaders Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.47%	[1]
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	1.35%	[1]
Fee Waiver	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%
Class B, Invesco Van Kampen Leaders Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.47%	[1]
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	2.10%	[1]
Fee Waiver	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%
Class C, Invesco Van Kampen Leaders Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.47%	[1]
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	2.10%	[1]
Fee Waiver	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.88%
Class Y, Invesco Van Kampen Leaders Fund
Annual Fund Operating Expenses
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.47%	[1]
Acquired Fund Fees and Expenses	0.63%	[1]
Total Annual Fund Operating Expenses	1.10%	[1]
Fee Waiver	0.22%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.88%

[1]	"Other Expenses," "Acquired Fund Fees and Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 0.50%, Class B shares to 1.25%, Class C shares to 1.25% and Class Y shares to 0.25% of average daily net assets, respectively. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.